TRADE ACCOUNTS RECEIVABLE, NET (Tables)	12 Months Ended
Dec. 31, 2012
Schedule of changes in allowance for doubtful accounts [Abstract]
Schedule of Changes in Allowance For Doubtful Accounts
Movements in the provision for doubtful accounts in the three years ended December 31, 2012 maybe summarized as follows;

(in thousands of $)	Provision for doubtful accounts
Balance at December 31, 2009	226
Additions charged to income	—
Deductions credited to income	—
Balance at December 31, 2010	226
Additions charged to income	1,700
Deductions credited to income	—
Balance at December 31, 2011	1,926
Additions charged to income	10,634
Deductions credited to income	(479)
Balance at December 31, 2012	12,081

The provision for doubtful accounts at December 31, 2012 of $12.1 million primarily relates to three charterers and all of the related charters were terminated during 2012. $7.2 million of the provision relates to the VLCCs, which are recorded as discontinued operations, and $4.9 million of the provision relates to the Capesize vessels. Refer also to Note 23.